Shareholder Report, Average Annual Return (Details)		12 Months Ended			60 Months Ended	80 Months Ended	116 Months Ended		120 Months Ended
		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025		Dec. 31, 2025
Empower Lifetime 2015 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2015 Fund (Institutional Class/MXNYX)
Average Annual Return, Percent				10.54%	4.61%				6.39%
Empower Lifetime 2015 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2015 Fund (Investor Class/MXLYX)
Average Annual Return, Percent				10.14%	4.24%				6.01%
Empower Lifetime 2015 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2015 Fund (Service Class/MXLZX)
Average Annual Return, Percent				9.92%	4.13%				5.91%
Empower Lifetime 2020 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2020 Fund (Institutional Class/MXAKX)
Average Annual Return, Percent				11.14%	4.91%		6.71%	[1]
Empower Lifetime 2020 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2020 Fund (Investor Class/MXAGX)
Average Annual Return, Percent				10.69%	4.53%		6.34%	[1]
Empower Lifetime 2020 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2020 Fund (Service Class/MXAHX)
Average Annual Return, Percent				10.59%	4.45%		6.24%	[1]
Empower Lifetime 2025 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2025 Fund (Institutional Class/MXQBX)
Average Annual Return, Percent				12.06%	5.34%				7.35%
Empower Lifetime 2025 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2025 Fund (Investor Class/MXELX)
Average Annual Return, Percent				11.70%	4.96%				6.98%
Empower Lifetime 2025 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2025 Fund (Service Class/MXFLX)
Average Annual Return, Percent				11.57%	4.87%				6.88%
Empower Lifetime 2030 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2030 Fund (Institutional Class/MXAYX)
Average Annual Return, Percent				13.30%	6.00%		8.04%	[1]
Empower Lifetime 2030 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2030 Fund (Investor Class/MXATX)
Average Annual Return, Percent				12.97%	5.63%		7.66%
Empower Lifetime 2030 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2030 Fund (Service Class/MXAUX)
Average Annual Return, Percent				12.80%	5.52%		7.57%	[1]
Empower Lifetime 2035 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2035 Fund (Institutional Class/MXTBX)
Average Annual Return, Percent				14.63%	6.83%				8.85%
Empower Lifetime 2035 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2035 Fund (Investor Class/MXKLX)
Average Annual Return, Percent				14.35%	6.46%				8.45%
Empower Lifetime 2035 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2035 Fund (Service Class/MXLLX)
Average Annual Return, Percent				14.21%	6.35%				8.35%
Empower Lifetime 2040 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2040 Fund (Institutional Class/MXBGX)
Average Annual Return, Percent				16.20%	7.67%		9.53%	[1]
Empower Lifetime 2040 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2040 Fund (Investor Class/MXBDX)
Average Annual Return, Percent				15.68%	7.28%		9.15%	[1]
Empower Lifetime 2040 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2040 Fund (Service Class/MXBEX)
Average Annual Return, Percent				15.66%	7.18%		9.04%	[1]
Empower Lifetime 2045 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2045 Fund (Institutional Class/MXWEX)
Average Annual Return, Percent				17.15%	8.19%				9.86%
Empower Lifetime 2045 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2045 Fund (Investor Class/MXQLX)
Average Annual Return, Percent				16.71%	7.82%				9.47%
Empower Lifetime 2045 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2045 Fund (Service Class/MXRLX)
Average Annual Return, Percent				16.52%	7.70%				9.36%
Empower Lifetime 2050 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2050 Fund (Institutional Class/MXBSX)
Average Annual Return, Percent				17.71%	8.41%		10.08%	[1]
Empower Lifetime 2050 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2050 Fund (Investor Class/MXBOX)
Average Annual Return, Percent				17.26%	8.03%		9.68%	[1]
Empower Lifetime 2050 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2050 Fund (Service Class/MXBQX)
Average Annual Return, Percent				17.22%	7.92%		9.59%	[1]
Empower Lifetime 2055 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2055 Fund (Institutional Class/MXZHX)
Average Annual Return, Percent				18.18%	8.42%				9.97%
Empower Lifetime 2055 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2055 Fund (Investor Class/MXWLX)
Average Annual Return, Percent				17.71%	8.05%				9.58%
Empower Lifetime 2055 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2055 Fund (Service Class/MXXLX)
Average Annual Return, Percent				17.54%	7.93%				9.48%
Empower Lifetime 2060 Fund - Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2060 Fund (Institutional Class/MXGUX)
Average Annual Return, Percent				18.43%	8.39%	9.76%
Empower Lifetime 2060 Fund - Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2060 Fund (Investor Class/MXGNX)
Average Annual Return, Percent				17.97%	8.01%	9.37%
Empower Lifetime 2060 Fund - Service Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2060 Fund (Service Class/MXGQX)
Average Annual Return, Percent				17.82%	7.90%	9.29%
Empower Lifetime 2065 Fund - Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2065 Fund (Institutional Class/MXHBX)
Average Annual Return, Percent	[3]	19.67%
Empower Lifetime 2065 Fund - Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2065 Fund (Investor Class/MXHCX)
Average Annual Return, Percent	[3]	19.54%
Empower Lifetime 2065 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Empower Lifetime 2065 Fund (Service Class/MXHDX)
Average Annual Return, Percent	[3]	19.22%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Average Annual Return, Percent		21.69%	[3]	22.34%	11.19%	12.21%	11.85%	[1]	11.72%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2015 Index
Average Annual Return, Percent				12.15%	4.91%				6.34%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2020 Index
Average Annual Return, Percent				12.72%	5.35%		6.68%	[1]
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2025 Index
Average Annual Return, Percent				13.98%	6.07%				7.57%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2030 Index
Average Annual Return, Percent				15.13%	7.07%		8.32%	[1]
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2035 Index
Average Annual Return, Percent				16.80%	8.19%				9.32%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2040 Index
Average Annual Return, Percent				18.20%	9.18%		10.02%	[1]
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2045 Index
Average Annual Return, Percent				19.48%	9.84%				10.54%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2050 Index
Average Annual Return, Percent				19.56%	10.13%		10.76%	[1]
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2055 Index
Average Annual Return, Percent				20.06%	10.27%				10.91%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2060 Index
Average Annual Return, Percent				19.94%	10.26%	11.09%
S&P Target Date 2065 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2065 Index
Average Annual Return, Percent	[3]	19.75%

[1]	Inception date was April 28, 2016.
[2]	Inception date was May 1, 2019.
[3]	Inception date was January 10, 2025